Western-Southern Life Assurance Company Separate Account 1
400 Broadway
Cincinnati, Ohio  45202



Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

 Re:      Western-Southern Life Assurance Company Separate Account 1
          Rule 497(j) Certification for Post-Effective Amendment No. 11 to Registration Statement on Form N-4 for Touchstone Gold Variable
               Annuity Contracts

          File No. 033-76582 and 811-8420

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Western-Southern Life Assurance Company Separate Account 1 (the "Registrant") hereby certifies that the form of the Prospectus and Statement of Additional Information dated May 1, 2000 for the Touchstone Gold Variable Annuity Contracts and the Sub-Accounts listed below that would have been filed by the Registrant pursuant to Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 11 to the Registrant's Registration Statement (the "Amendment"). The Amendment is the most recent amendment to such Registration Statement and was filed electronically on April 28, 2000.

         This certification relates only to the Prospectus and Statement of Additional Information for the following Sub-Accounts of the Registrant:

                  AIM V.I. Growth
                  AIM V.I. Government Securities
                  Alger American Small Capitalization
                  Alger American Growth
                  Deutsche VIT Equity 500 Index
                  MFS VIT Emerging Growth
                  MFS VIT Growth with Income
                  PIMCO Long-Term U.S. Government Bond
                  Touchstone Small Cap Value
                  Touchstone Emerging Growth
                  Touchstone International Equity
                  Touchstone High Yield
                  Touchstone Value Plus
                  Touchstone Growth & Income
                  Touchstone Enhanced 30
                  Touchstone Balanced
                  Touchstone Bond
                  Touchstone Standby Income

         Please address any questions or comments to Kevin L. Cooney at (513) 651-6712.

                                        Very truly yours,

                                        WESTERN-SOUTHERN LIFE ASSURANCE
                                        COMPANY SEPARATE ACCOUNT 1
                                                       by
                                        WESTERN-SOUTHERN LIFE ASSURANCE
                                        COMPANY

                                        By: /s/ Carol Edwards Dunn

                                        Name: Carol Edwards Dunn

                                        Title: Dirctor of Compliance and Counsel

                                        Date: May 8, 2000